Cash Flow - Cash Flow Statement Adjustments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Adjustments
Depreciation, amortisation and impairment of non-financial assets	£ 44,941	£ 38,941	£ 32,927
Unrealised foreign exchange loss	3,267	3,249	5,441
Interest income	(1,256)	(6,171)	(3,506)
Fair value movement of financial liabilities	(5,755)	(9,133)	(11,828)
Interest expense	10,646	6,181	3,469
Net loss/(gain) on disposal of non-current assets (tangibles and intangibles)	128	690	(45)
Share-based compensation expense	32,045	34,678	31,058
Hyperinflation effect (gain)	0	0	(386)
Research and development tax credit	(464)	(7,788)	(5,027)
Loss on derecognition of right-of-use assets sub-leased	0	81	0
Net loss/(gain) on disposal of right-of-use asset	70	(139)	(1)
Fair value movement of financial assets	(19)	(18)	(2)
Grant income	(1,994)	(2,803)	(2,935)
Total adjustments	81,609	57,768	49,165
Net changes in working capital
(Increase)/decrease in trade and other receivables	(18,602)	5,532	(3,937)
Decrease in trade and other payables	(21,584)	(22,112)	(12,136)
Net changes in working capital	£ (40,186)	£ (16,580)	£ (16,073)